UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

JAN 01.31.24

SEMI-ANNUAL REPORT

AB GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Growth Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GROWTH FUND | 1

SEMI-ANNUAL REPORT

March 6, 2024

This report provides management’s discussion of fund performance for the AB Growth Fund for the semi-annual reporting period ended January 31, 2024.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2024 (unaudited)

	6 Months	12 Months

AB GROWTH FUND

Class A Shares	11.92%	31.63%

Class C Shares	11.49%	30.62%

Advisor Class Shares[1]	12.05%	31.96%

Class R Shares[1]	11.68%	31.00%

Class K Shares[1]	11.80%	31.06%

Class I Shares[1]	12.08%	31.55%

Russell 3000 Growth Index	8.97%	33.11%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Russell 3000 Growth Index, for the six- and 12-month periods ended January 31, 2024.

All share classes of the Fund outperformed the benchmark for the six-month period, before sales charges. Security selection drove outperformance, relative to the benchmark. Security selection within technology and consumer discretionary contributed the most, while selection within health care and industrials detracted. Sector selection was also positive. Losses from an underweight to technology and an overweight to consumer staples were offset by contributions from an underweight to consumer discretionary and an overweight to health care.

During the 12-month period, all share classes of the Fund underperformed the benchmark. Sector selection drove underperformance. An overweight to health care and an underweight to technology detracted most, offsetting gains from underweights to energy and real estate. Security

2 | AB GROWTH FUND	abfunds.com

selection was positive. Security selection within technology and consumer staples added to gains, while selection within consumer discretionary and health care detracted.

The Fund did not use derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US and international stocks rose and emerging-market (EM) stocks declined during the six-month period ended January 31, 2024. Global central banks—led by the US Federal Reserve (the “Fed”)—began to pause rate hikes, but equity markets continued to experience bouts of volatility amid hawkish higher-for-longer rhetoric. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields—especially the 10-year US Treasury note, which briefly crossed the 5% threshold for the first time in 16 years. Headwinds from higher Treasury yields, conflict in the Middle East and mixed third-quarter earnings weighed on investor sentiment globally and briefly sent all major indices into correction territory in October. EM markets were weighed down by China’s sluggish economic recovery, troubled real estate sector and lack of major fiscal stimulus. Global equity markets rallied during the last half of the period, as inflation continued to cool, consumer spending remained resilient and the US economy grew more quickly than expected. Soft-landing expectations in the US gained momentum and recessionary fears receded amid investor optimism that the Fed could begin to cut interest rates as early as the second half of the year. Within large-cap markets, both growth- and value-oriented stocks rose, but growth outperformed value, led by the technology sector and artificial intelligence optimism. Large-cap stocks rose and outperformed small-cap stocks, which declined in absolute terms.

The Fund continues to be built from companies that exhibit strong fundamentals—attractive earnings growth, exceptional profit prospects and strong balance sheets. As the Fund’s Senior Investment Management Team (the “Team”) looks for the most compelling opportunities and idiosyncratic optionality, consistent with its growth philosophy, the Team has looked to increase the footprint of companies with a market capitalization below $100 billion, as a handful of mega-cap companies now have market capitalizations in excess of $1 trillion, leading to greater concentration of market indices such as the Russell 3000 Growth Index.

INVESTMENT POLICIES

The Fund invests primarily in domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. When selecting securities, the Adviser looks for companies that have experienced management teams, strong market

(continued on next page)

abfunds.com	AB GROWTH FUND | 3

positions, and the potential to deliver greater-than-expected earnings growth rates.

In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecast investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models and competitive advantages.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 3000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 3000 Growth Index represents the performance of growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB GROWTH FUND | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB GROWTH FUND	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2024 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	31.63%	26.04%

5 Years	14.62%	13.63%

10 Years	14.44%	13.94%

CLASS C SHARES

1 Year	30.62%	29.62%

5 Years	13.76%	13.76%

10 Years[1]	13.58%	13.58%

ADVISOR CLASS SHARES[2]

1 Year	31.96%	31.96%

5 Years	14.91%	14.91%

10 Years	14.73%	14.73%

CLASS R SHARES[2]

1 Year	31.00%	31.00%

5 Years	14.16%	14.16%

10 Years	14.03%	14.03%

CLASS K SHARES[2]

1 Year	31.06%	31.06%

5 Years	14.44%	14.44%

10 Years	14.35%	14.35%

CLASS I SHARES[2]

1 Year	31.55%	31.55%

5 Years	14.92%	14.92%

10 Years	14.80%	14.80%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.14%, 1.90%, 0.89%, 1.54%, 1.49% and 1.20% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB GROWTH FUND | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	31.65%

5 Years	14.85%

10 Years	13.21%

CLASS C SHARES

1 Year	35.48%

5 Years	14.99%

10 Years[1]	12.85%

ADVISOR CLASS SHARES[2]

1 Year	37.81%

5 Years	16.15%

10 Years	13.99%

CLASS R SHARES[2]

1 Year	36.86%

5 Years	15.40%

10 Years	13.29%

CLASS K SHARES[2]

1 Year	36.90%

5 Years	15.68%

10 Years	13.61%

CLASS I SHARES[2]

1 Year	37.42%

5 Years	16.16%

10 Years	14.06%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB GROWTH FUND | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,119.20	$5.86	1.10%
Hypothetical**	$1,000	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000	$1,114.90	$9.83	1.85%
Hypothetical**	$1,000	$1,015.84	$9.37	1.85%
Advisor Class
Actual	$1,000	$1,120.50	$4.53	0.85%
Hypothetical**	$1,000	$1,020.86	$4.32	0.85%
Class R
Actual	$1,000	$1,116.80	$8.09	1.52%
Hypothetical**	$1,000	$1,017.50	$7.71	1.52%
Class K
Actual	$1,000	$1,118.00	$6.44	1.21%
Hypothetical**	$1,000	$1,019.05	$6.14	1.21%
Class I
Actual	$1,000	$1,120.80	$4.64	0.87%
Hypothetical**	$1,000	$1,020.76	$4.42	0.87%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

January 31, 2024 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,355.2

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Microsoft Corp.	$111,672,270	8.2%

NVIDIA Corp.	97,477,841	7.2

Amazon.com, Inc.	73,439,088	5.4

Alphabet, Inc. – Class C	65,572,574	4.8

UnitedHealth Group, Inc.	57,345,584	4.2

Meta Platforms, Inc. – Class A	55,571,542	4.1

Visa, Inc. – Class A	53,137,593	3.9

Vertex Pharmaceuticals, Inc.	43,671,703	3.2

Monster Beverage Corp.	40,685,419	3.0

Intuitive Surgical, Inc.	36,993,320	2.7

	$635,566,934	46.7%

1	The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB GROWTH FUND | 11

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 36.0%
Communications Equipment – 2.4%
Arista Networks, Inc.(a)	127,750	$33,046,370

IT Services – 0.6%
EPAM Systems, Inc.(a)	30,830	8,574,132

Semiconductors & Semiconductor Equipment – 11.1%
ASML Holding NV (REG)	4,110	3,574,960
Broadcom, Inc.	10,150	11,977,000
Entegris, Inc.	39,260	4,620,902
NVIDIA Corp.	158,431	97,477,841
QUALCOMM, Inc.	138,570	20,579,031
Texas Instruments, Inc.	72,340	11,583,081

		149,812,815

Software – 21.9%
Adobe, Inc.(a)	39,430	24,359,065
Autodesk, Inc.(a)	32,160	8,162,530
Cadence Design Systems, Inc.(a)	40,170	11,587,438
Crowdstrike Holdings, Inc. – Class A(a)	52,310	15,300,675
Fair Isaac Corp.(a)	15,780	18,917,537
Fortinet, Inc.(a)	174,460	11,250,925
HubSpot, Inc.(a)	28,590	17,468,490
Manhattan Associates, Inc.(a)	105,380	25,560,973
Microsoft Corp.	280,880	111,672,270
PTC, Inc.(a)	41,010	7,408,457
Roper Technologies, Inc.	30,070	16,147,590
ServiceNow, Inc.(a)	22,780	17,435,812
Synopsys, Inc.(a)	20,890	11,141,682

		296,413,444

		487,846,761

Health Care – 19.7%
Biotechnology – 4.2%
Genmab A/S (Sponsored ADR)(a)	464,310	12,819,599
Vertex Pharmaceuticals, Inc.(a)	100,770	43,671,703

		56,491,302

Health Care Equipment & Supplies – 5.6%
Align Technology, Inc.(a)	23,800	6,362,216
Edwards Lifesciences Corp.(a)	222,590	17,466,637
IDEXX Laboratories, Inc.(a)	28,174	14,511,864
Intuitive Surgical, Inc.(a)	97,809	36,993,320

		75,334,037

Health Care Providers & Services – 4.2%
ABIOMED, Inc. (CVR)(a)(b)(c)	51,340	52,367
UnitedHealth Group, Inc.	112,060	57,345,584

		57,397,951

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Technology – 1.5%
Veeva Systems, Inc. – Class A(a)	99,650	$20,668,406

Life Sciences Tools & Services – 0.6%
Waters Corp.(a)	24,380	7,745,770

Pharmaceuticals – 3.6%
Eli Lilly & Co.	50,680	32,719,515
Zoetis, Inc.	89,630	16,833,410

		49,552,925

		267,190,391

Consumer Discretionary – 12.6%
Automobiles – 0.6%
Ferrari NV	21,210	7,336,963

Broadline Retail – 5.4%
Amazon.com, Inc.(a)	473,190	73,439,088

Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.(a)	9,050	21,799,368

Specialty Retail – 2.2%
Home Depot, Inc. (The)	63,230	22,317,661
Tractor Supply Co.	34,250	7,692,550

		30,010,211

Textiles, Apparel & Luxury Goods – 2.8%
Lululemon Athletica, Inc.(a)	44,510	20,199,528
NIKE, Inc. – Class B	179,920	18,267,278

		38,466,806

		171,052,436

Communication Services – 11.4%
Entertainment – 2.5%
Netflix, Inc.(a)	60,320	34,027,115

Interactive Media & Services – 8.9%
Alphabet, Inc. – Class C(a)	462,430	65,572,574
Meta Platforms, Inc. – Class A(a)	142,440	55,571,542

		121,144,116

		155,171,231

Industrials – 7.4%
Building Products – 2.0%
Otis Worldwide Corp.	164,340	14,534,230
Trex Co., Inc.(a)	145,950	11,892,006

		26,426,236

Commercial Services & Supplies – 1.7%
Copart, Inc.(a)	486,309	23,362,284

abfunds.com	AB GROWTH FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electrical Equipment – 0.9%
AMETEK, Inc.	73,790	$11,957,670

Ground Transportation – 0.8%
Saia, Inc.(a)	24,430	11,007,669

Professional Services – 2.0%
Paycom Software, Inc.	59,920	11,399,181
Verisk Analytics, Inc.	64,520	15,583,515

		26,982,696

		99,736,555

Consumer Staples – 5.9%
Beverages – 3.6%
Celsius Holdings, Inc.(a)	174,140	8,689,586
Monster Beverage Corp.(a)	739,466	40,685,419

		49,375,005

Consumer Staples Distribution & Retail – 2.3%
Costco Wholesale Corp.	43,980	30,560,823

		79,935,828

Financials – 4.9%
Capital Markets – 1.0%
MSCI, Inc.	21,220	12,702,716

Financial Services – 3.9%
Visa, Inc. – Class A	194,458	53,137,593

		65,840,309

Materials – 0.9%
Chemicals – 0.9%
Sherwin-Williams Co. (The)	42,470	12,927,019

Energy – 0.5%
Energy Equipment & Services – 0.5%
TechnipFMC PLC	345,850	6,688,739

Total Common Stocks (cost $701,981,813)		1,346,389,269

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.24%(d)(e)(f) (cost $6,309,732)	6,309,732	6,309,732

Total Investments – 99.8% (cost $708,291,545)		1,352,699,001
Other assets less liabilities – 0.2%		2,546,229

Net Assets – 100.0%		$1,355,245,230

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PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB GROWTH FUND | 15

STATEMENT OF ASSETS & LIABILITIES

January 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $701,981,813)	$1,346,389,269
Affiliated issuers (cost $6,309,732)	6,309,732
Foreign currencies, at value (cost $1,003)	826
Receivable for investment securities sold	4,043,568
Receivable for shares of beneficial interest sold	303,616
Unaffiliated dividends receivable	141,302
Affiliated dividends receivable	60,675
Receivable due from Adviser	29,877
Other assets	15,730

Total assets	1,357,294,595

Liabilities
Due to custodian	18,804
Advisory fee payable	844,134
Payable for shares of beneficial interest redeemed	492,408
Distribution fee payable	254,471
Custody and accounting fees payable	207,044
Transfer Agent fee payable	78,922
Trustees’ fees payable	2,736
Accrued expenses	150,846

Total liabilities	2,049,365

Net Assets	$1,355,245,230

Composition of Net Assets
Shares of beneficial interest, at par	$136
Additional paid-in capital	677,559,865
Distributable earnings	677,685,229

Net Assets	$1,355,245,230

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,078,898,027	10,323,273	$104.51	*

C	$31,182,004	1,201,925	$25.94

Advisor	$178,285,337	1,474,535	$120.91

R	$8,813,728	90,270	$97.64

K	$1,705,566	15,845	$107.64

I	$56,360,568	468,210	$120.37

*	The maximum offering price per share for Class A shares was $109.15 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended January 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,811)	$3,528,942
Affiliated issuers	1,030,679
Interest	50
Other income	1,662	$4,561,333

Expenses
Advisory fee (see Note B)	4,677,437
Distribution fee—Class A	1,241,899
Distribution fee—Class C	150,877
Distribution fee—Class R	20,879
Distribution fee—Class K	1,981
Transfer agency—Class A	440,136
Transfer agency—Class C	13,755
Transfer agency—Advisor Class	71,759
Transfer agency—Class R	10,858
Transfer agency—Class K	1,584
Transfer agency—Class I	29,416
Custody and accounting	59,496
Registration fees	54,056
Printing	38,858
Audit and tax	24,214
Legal	23,295
Trustees’ fees	15,816
Miscellaneous	22,890

Total expenses	6,899,206
Less: expenses waived and reimbursed by the Adviser (see Note B)	(183,108)

Net expenses		6,716,098

Net investment loss		(2,154,765)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on investment transactions		67,564,226
Net change in unrealized appreciation (depreciation) of:
Investments		79,815,296
Foreign currency denominated assets and liabilities		(14)

Net gain on investment and foreign currency transactions		147,379,508

Contributions from Affiliates (see Note B)		2,717

Net Increase in Net Assets from Operations		$145,227,460

See notes to financial statements.

abfunds.com	AB GROWTH FUND | 17

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(2,154,765)	$(6,061,845)
Net realized gain on investment and foreign currency transactions	67,564,226	70,274,344
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	79,815,282	91,916,338
Contributions from Affiliates (see Note B)	2,717	– 0	–

Net increase in net assets from operations	145,227,460	156,128,837
Distributions to Shareholders
Class A	(67,855,569)	(13,692,244)
Class C	(6,737,379)	(1,499,310)
Advisor Class	(9,822,738)	(2,051,982)
Class R	(614,001)	(120,258)
Class K	(103,256)	(33,630)
Class I	(3,137,103)	(680,667)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	41,782,419	(116,458,440)

Total increase	98,739,833	21,592,306
Net Assets
Beginning of period	1,256,505,397	1,234,913,091

End of period	$1,355,245,230	$1,256,505,397

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open end management investment company. The Trust, which is a Massachusetts Business Trust, operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Growth Fund (the “Fund”). The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I shares. Class B and Class T shares have been authorized but currently are not offered. At a meeting held on October 31-November 2, 2023, the Trust’s Board of Trustees (the “Board”) approved the discontinuance of the offering of Class K and Class R shares of the Fund to new investors and the liquidation of the assets corresponding to such classes. The Fund expects to make liquidation distributions to shareholders in these classes based on net asset value by July 31, 2024. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures

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NOTES TO FINANCIAL STATEMENTS (continued)

approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset

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NOTES TO FINANCIAL STATEMENTS (continued)

value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$487,846,761		$	– 0	–	$	– 0	–	$487,846,761
Health Care	267,138,024			– 0	–		52,367		267,190,391
Consumer Discretionary	171,052,436			– 0	–		– 0	–	171,052,436
Communication Services	155,171,231			– 0	–		– 0	–	155,171,231
Industrials	99,736,555			– 0	–		– 0	–	99,736,555
Consumer Staples	79,935,828			– 0	–		– 0	–	79,935,828
Financials	65,840,309			– 0	–		– 0	–	65,840,309
Materials	12,927,019			– 0	–		– 0	–	12,927,019
Energy	6,688,739			– 0	–		– 0	–	6,688,739
Short-Term Investments	6,309,732			– 0	–		– 0	–	6,309,732

Total Investments in Securities	1,352,646,634			– 0	–		52,367		1,352,699,001
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,352,646,634		$	– 0	–		$52,367		$1,352,699,001

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities

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NOTES TO FINANCIAL STATEMENTS (continued)

were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. As of June 1, 2022, the Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .025% of the Fund’s daily average net asset. For the six months ended January 31, 2024, such reimbursements/waivers amounted to $155,919.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $224,148 for the six months ended January 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $9,205 from the sale of Class A shares and received $1,179 and $270 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2024, such waiver amounted to $27,189.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2024 is as follows:

Fund	Market Value 7/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$50,277	$72,751	$116,718	$6,310	$1,031

During the six months ended January 31, 2024, the Adviser reimbursed the Fund $2,717 for trading losses incurred due to a pricing error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the

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NOTES TO FINANCIAL STATEMENTS (continued)

Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$242,074,833		$251,061,420
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$650,781,626
Gross unrealized depreciation	(6,374,170)

Net unrealized appreciation	$644,407,456

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange

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NOTES TO FINANCIAL STATEMENTS (continued)

contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

Class A
Shares sold	133,718	220,241	$13,200,428	$19,281,691

Shares issued in reinvestment of distributions	636,442	152,267	60,843,806	12,327,532

Shares converted from Class C	19,573	24,409	1,938,012	2,080,037

Shares redeemed	(491,735)	(1,304,872)	(48,548,496)	(108,283,427)

Net increase (decrease)	297,998	(907,955)	$27,433,750	$(74,594,167)

Class C
Shares sold	68,564	135,095	$1,879,582	$3,553,038

Shares issued in reinvestment of distributions	267,261	57,942	6,350,116	1,414,365

Shares converted to Class A	(68,117)	(79,534)	(1,938,012)	(2,080,037)

Shares redeemed	(131,351)	(301,462)	(3,605,430)	(7,746,595)

Net increase (decrease)	136,357	(187,959)	$2,686,256	$(4,859,229)

Advisor Class
Shares sold	232,236	272,745	$26,063,101	$26,451,945

Shares issued in reinvestment of distributions	70,076	17,931	7,746,917	1,659,371

Shares redeemed	(188,851)	(630,230)	(21,187,937)	(60,403,615)

Net increase (decrease)	113,461	(339,554)	$12,622,081	$(32,292,299)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023

Class R
Shares sold	9,179	13,953	$835,015	$1,119,953

Shares issued in reinvestment of distributions	6,870	1,575	613,989	120,256

Shares redeemed	(11,438)	(22,210)	(1,092,053)	(1,760,791)

Net increase (decrease)	4,611	(6,682)	$356,951	$(520,582)

Class K
Shares sold	1,110	3,251	$112,305	$292,056

Shares issued in reinvestment of distributions	1,049	402	103,249	33,629

Shares redeemed	(2,614)	(13,476)	(265,352)	(1,130,881)

Net decrease	(455)	(9,823)	$(49,798)	$(805,196)

Class I
Shares sold	38,606	92,875	$4,447,030	$9,077,493

Shares issued in reinvestment of distributions	28,329	7,326	3,118,228	677,064

Shares redeemed	(77,854)	(132,758)	(8,832,079)	(13,141,524)

Net decrease	(10,919)	(32,557)	$(1,266,821)	$(3,386,967)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or

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NOTES TO FINANCIAL STATEMENTS (continued)

economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. LIBOR’s administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) by the end of 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings after June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the

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NOTES TO FINANCIAL STATEMENTS (continued)

intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2023 and July 31, 2022 were as follows:

	2023			2022
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–
Net long-term capital gains		18,078,091			156,193,731

Total taxable distributions paid		$18,078,091			$156,193,731

As of July 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$61,174,457
Other losses	(3,663,000	)(a)
Unrealized appreciation (depreciation)	563,226,815	(b)

Total accumulated earnings (deficit)	$620,738,272

(a)	As of July 31, 2023, the Fund had a qualified late-year ordinary loss deferral of $3,663,000.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2023, the Fund did not have any capital loss carryforwards.

30 | AB GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB GROWTH FUND | 31

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 100.15	$ 88.45	$ 119.12	$ 93.49	$ 81.99	$ 83.19

Income From Investment Operations

Net investment loss(a)(b)	(.18)	(.47)	(.76)	(.71)	(.56)	(.43)

Net realized and unrealized gain (loss) on investment transactions	11.47	13.49	(18.82)	32.29	18.31	9.80

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	11.29	13.02	(19.58)	31.58	17.75	9.37

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 104.51	$ 100.15	$ 88.45	$ 119.12	$ 93.49	$ 81.99

Total Return

Total investment return based on net asset value(d)*	11.92%	15.08%	(18.40)%	35.00%	23.15%	13.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,078,898	$1,003,981	$967,086	$1,265,804	$1,000,469	$875,776

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.10	%^	1.11%	1.11%	1.13%	1.16%	1.18%

Expenses, before waivers/reimbursements(e)‡	1.13	%^	1.14%	1.12%	1.13%	1.17%	1.18%

Net investment loss(b)	(.37	)%^	(.54)%	(.74)%	(.69)%	(.70)%	(.55)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

32 | AB GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 30.05	$ 27.74	$ 45.01	$ 38.86	$ 37.89	$ 44.64

Income From Investment Operations

Net investment loss(a)(b)	(.16)	(.34)	(.52)	(.58)	(.51)	(.49)

Net realized and unrealized gain (loss) on investment transactions	2.98	3.97	(5.66)	12.68	7.73	4.31

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.82	3.63	(6.18)	12.10	7.22	3.82

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 25.94	$ 30.05	$ 27.74	$ 45.01	$ 38.86	$ 37.89

Total Return

Total investment return based on net asset value(d)*	11.49%	14.20%	(19.01)%	34.00%	22.21%	12.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,182	$32,022	$34,773	$54,488	$52,025	$42,599

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.85	%^	1.87%	1.86%	1.88%	1.91%	1.93%

Expenses, before waivers/reimbursements(e)‡	1.88	%^	1.90%	1.87%	1.88%	1.92%	1.94%

Net investment loss(b)	(1.12	)%^	(1.30)%	(1.49)%	(1.43)%	(1.45)%	(1.31)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

abfunds.com	AB GROWTH FUND | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 114.66	$ 100.81	$ 133.95	$ 104.23	$ 90.49	$ 90.46

Income From Investment Operations

Net investment loss(a)(b)	(.07)	(.29)	(.57)	(.50)	(.40)	(.26)

Net realized and unrealized gain (loss) on investment transactions	13.25	15.46	(21.48)	36.17	20.39	10.86

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	13.18	15.17	(22.05)	35.67	19.99	10.60

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 120.91	$ 114.66	$ 100.81	$ 133.95	$ 104.23	$ 90.49

Total Return

Total investment return based on net asset value(d)*	12.05%	15.37%	(18.20)%	35.34%	23.46%	13.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$178,284	$156,055	$171,447	$253,434	$213,499	$200,593

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.85	%^	.87%	.86%	.88%	.91%	.93%

Expenses, before waivers/reimbursements(e)‡	.88	%^	.89%	.87%	.88%	.92%	.94%

Net investment loss(b)	(.12	)%^	(.29)%	(.49)%	(.43)%	(.44)%	(.31)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

34 | AB GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 94.20	$ 83.61	$ 113.63	$ 89.77	$ 79.25	$ 81.05

Income From Investment Operations

Net investment loss(a)(b)	(.37)	(.77)	(1.13)	(1.07)	(.87)	(.71)

Net realized and unrealized gain (loss) on investment transactions	10.74	12.68	(17.80)	30.88	17.64	9.48

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.37	11.91	(18.93)	29.81	16.77	8.77

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 97.64	$ 94.20	$ 83.61	$ 113.63	$ 89.77	$ 79.25

Total Return

Total investment return based on net asset value(d)*	11.68%	14.61%	(18.74)%	34.47%	22.69%	13.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,814	$8,069	$7,720	$9,738	$8,825	$3,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.52	%^	1.52%	1.53%	1.53%	1.54%	1.56%

Expenses, before waivers/reimbursements(e)‡	1.55	%^	1.54%	1.54%	1.53%	1.55%	1.56%

Net investment loss(b)	(.79	)%^	(.95)%	(1.16)%	(1.08)%	(1.12)%	(.94)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

abfunds.com	AB GROWTH FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 103.05	$ 91.30	$ 122.74	$ 96.25	$ 84.29	$ 85.26

Income From Investment Operations

Net investment loss(a)(b)	(.24)	(.78)	(.90)	(.85)	(.65)	(.50)

Net realized and unrealized gain (loss) on investment transactions	11.76	13.85	(19.45)	33.29	18.86	10.10

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	11.52	13.07	(20.35)	32.44	18.21	9.60

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 107.64	$ 103.05	$ 91.30	$ 122.74	$ 96.25	$ 84.29

Total Return

Total investment return based on net asset value(d)*	11.80%	14.65%	(18.49)%	34.89%	23.07%	13.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,706	$1,680	$2,385	$2,955	$2,343	$2,120

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.21	%^	1.46%	1.22%	1.24%	1.24%	1.25%

Expenses, before waivers/reimbursements(e)‡	1.24	%^	1.49%	1.23%	1.24%	1.25%	1.25%

Net investment loss(b)	(.47	)%^	(.89)%	(.85)%	(.79)%	(.78)%	(.62)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

36 | AB GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 114.16	$ 100.65	$ 133.67	$ 103.94	$ 90.17	$ 90.09

Income From Investment Operations

Net investment loss(a)(b)	(.08)	(.59)	(.49)	(.42)	(.32)	(.17)

Net realized and unrealized gain (loss) on investment transactions	13.22	15.42	(21.44)	36.10	20.34	10.82

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	13.14	14.83	(21.93)	35.68	20.02	10.65

Less: Distributions

Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)	(10.57)

Net asset value, end of period	$ 120.37	$ 114.16	$ 100.65	$ 133.67	$ 103.94	$ 90.17

Total Return

Total investment return based on net asset value(d)*	12.08%	15.04%	(18.14)%	35.45%	23.58%	13.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,361	$54,698	$51,502	$69,879	$61,918	$42,172

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.87	%^	1.17%	.79%	.81%	.81%	.82%

Expenses, before waivers/reimbursements(e)‡	.90	%^	1.20%	.80%	.81%	.82%	.83%

Net investment loss(b)	(.14	)%^	(.60)%	(.42)%	(.36)%	(.36)%	(.20)%

Portfolio turnover rate	20%	33%	34%	28%	38%	49%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 38.

abfunds.com	AB GROWTH FUND | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2020 and July 31, 2019, such waiver amounted to .01% and .01%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2020 and July 31, 2019 by .07% and .03%, respectively.

^	Annualized.

See notes to financial statements.

38 | AB GROWTH FUND	abfunds.com

BOARD OF TRUSTEES

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)+ Emilie Wrapp, Advisory Board Member

OFFICERS

Frank V. Caruso(2)*, Vice President John H. Fogarty(2), Vice President Vinay Thapar(2), Vice President Nancy E. Hay, Clerk Michael B. Reyes, Senior Vice President	Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller and Chief Accounting Officer Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Growth Investment Team. Messrs. Caruso, Fogarty and Thapar are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

+	Mr. Turner is expected to retire effective December 31, 2024.

abfunds.com	AB GROWTH FUND | 39

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2024, which covered the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions

40 | AB GROWTH FUND	abfunds.com

have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

abfunds.com	AB GROWTH FUND | 41

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Fund (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

42 | AB GROWTH FUND	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the

abfunds.com	AB GROWTH FUND | 43

Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a waiver of a portion of the advisory fee effective June 2022) with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

44 | AB GROWTH FUND	abfunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective June 2022. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had

abfunds.com	AB GROWTH FUND | 45

requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

46 | AB GROWTH FUND	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Conservative Buffer ETF

Core Plus Bond ETF

Corporate Bond ETF

Disruptors ETF

High Yield ETF

Tax-Aware Intermediate Municipal ETF

Tax-Aware Long Municipal ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

abfunds.com	AB GROWTH FUND | 47

NOTES

48 | AB GROWTH FUND	abfunds.com

AB GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRO-0152-0124

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

13(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

13(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: March 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: March 27, 2024